AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 8, 2011

FILE NO. 333-112207

811-21497

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17	☒

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact Name of Registrant As Specified In Charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(212) 969-1000

Copies of communications to:

Emilie D. Wrapp	Kathleen K. Clarke
c/o AllianceBernstein L.P.	Seward & Kissel LLP
1345 Avenue of the Americas	Suite 350
New York, New York 10105	1200 G Street, N.W.
(Name and address of agent for service)	Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 8, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 14 relates solely to shares of the AllianceBernstein International Focus Shares of the Registrant. No information contained in the Registrant's Registration Statement relating to AllianceBernstein Corporate Income Shares, AllianceBernstein Municipal Income Shares, AllianceBernstein Taxable Multi-Sector Income Shares, AllianceBernstein International Focus Income Shares and Tax-Aware Real Return Income Shares is amended and superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 8th day of July, 2011.

ALLIANCEBERNSTEIN CORPORATE SHARES

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

(1)	PrincipalExecutive Officer:

	Robert M. Keith*	President and	July 8, 2011
	Robert M. Keith	Chief Executive Officer

(2)	PrincipalFinancial and Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and Chief	July 8, 2011
	Joseph J. Mantineo	Financial Officer

(3)	The Trustees:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By	/s/ Stephen J. Laffey	July 8, 2011
Stephen J. Laffey
(Attorney-in-fact)

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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